UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Royal Capital Management, LLC
Address: 623 Fifth Avenue
         24th Floor
         New York, New York  10022

13F File Number:  28-10323

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Yale M. Fergang and Robert W. Medway
Title:     Managers
Phone:     212.920.3400

Signature, Place, and Date of Signing:

     Yale M. Fergang     New York, New York     February 14, 2011
     Robert W. Medway    New York, New York     February 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $823,279 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORP                       COM              00130H105    53592  4400000 SH       SOLE                  4400000
ALLIANCE DATA SYSTEMS CORP     COM              018581108     8795    17905 SH  PUT  SOLE                    17905
CAPITOL FED FINL               COM              14057C106     8120   681808 SH       SOLE                   681808
CHUBB CORP                     COM              171232101    59640  1000000 SH       SOLE                  1000000
CVS CAREMARK CORPORATION       COM              126650100    87099  2505000 SH       SOLE                  2505000
DOLLAR FINL CORP               COM              256664103     3061   106909 SH       SOLE                   106909
GENERAL MTRS CO                COM              37045V100    67270  1825000 SH       SOLE                  1825000
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109    21355   796537 SH       SOLE                   796537
INGRAM MICRO INC               CL A             457153104    83628  4380700 SH       SOLE                  4380700
ISHARES TR                     IBOXX INV CPBD   464287242     1240    31000 SH  PUT  SOLE                    31000
KKR & CO L P DEL               COM UNITS        48248M102    39587  2787800 SH       SOLE                  2787800
LEAR CORP                      COM NEW          521865204    44924   455113 SH       SOLE                   455113
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100    78260  2275000 SH       SOLE                  2275000
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    17599   286300 SH       SOLE                   286300
MICROSOFT CORP                 COM              594918104    20874    58800 SH  CALL SOLE                    58800
PFIZER INC                     COM              717081103    66100  3775000 SH       SOLE                  3775000
SK TELECOM LTD                 SPONSORED ADR    78440P108    10053   539629 SH       SOLE                   539629
SMURFIT-STONE CONTAINER CORP   COM              83272A104    74880  2925000 SH       SOLE                  2925000
SPDR GOLD TRUST                GOLD SHS         78463V107    18588   134000 SH       SOLE                   134000
SPDR GOLD TRUST                GOLD SHS         78463V107    18022     7386 SH  CALL SOLE                     7386
TFS FINL CORP                  COM              87240R107    40592  4500200 SH       SOLE                  4500200